Bitwise Crypto Industry Innovators ETF
Schedule of Investments
December 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Consumer Discretionary — 1.1%
MercadoLibre*	987	$1,551,110

Financials — 31.4%
Bakkt Holdings* (A)	2,601,904	5,802,246
Bank of New York Mellon	33,474	1,742,322
BC Technology Group*	2,635,500	4,104,178
Block, Cl A*	25,070	1,939,164
CME Group, Cl A	7,427	1,564,126
Coinbase Global, Cl A*	81,266	14,133,783
DBS Group Holdings	68,310	1,730,147
Deutsche Boerse	8,532	1,757,747
Galaxy Digital Holdings*	728,708	5,708,747
Mastercard, Cl A	3,935	1,678,317
NU Holdings, Cl A*	196,449	1,636,420
PayPal Holdings*	27,335	1,678,642
Visa, Cl A	6,358	1,655,305
		45,131,144
Information Technology — 67.2%
Applied Digital* (A)	849,174	5,723,433
Bit Digital* (A)	1,061,395	4,489,701
Bitdeer Technologies Group, Cl A* (A)	533,975	5,264,994
Bitfarms* (A)	2,937,503	8,576,814
Canaan ADR*	2,256,869	5,213,367
Cipher Mining* (A)	693,097	2,862,491
Cleanspark*	259,828	2,865,903
Hive Digital Technologies* (A) .	1,031,070	4,660,380
Hut 8* (A)	427,792	5,735,903
Iris Energy*	613,818	4,388,799
Marathon Digital Holdings*	793,444	18,637,999
MicroStrategy, Cl A*	20,600	13,011,372
Northern Data*	185,706	5,395,210
Riot Platforms*	355,235	5,495,485
Terawulf* (A)	1,672,844	4,014,826
		96,336,677
Total Common Stock (Cost $83,072,486)		143,018,931

SHORT-TERM INVESTMENT — 27.1%
Invesco Government & Agency Portfolio, Institutional Class 5.28%(B)(C)	38,871,924	38,871,924

Total Short-Term Investment (Cost $38,871,924)		38,871,924

Total Investments - 126.8% (Cost $121,944,410)		$181,890,855

Percentages are based on net assets of $143,399,984.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31 2023. The total value of securities on loan at December 31, 2023 was $37,432,114.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2023 was $38,871,924.
(C)	The rate shown is the 7-day effective yield as of December 31, 2023.

ADR— American Depositary Receipt
Cl — Class

BIT-QH-001-0600

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